Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation and Impact of Business Combination
Basis of Presentation and Impact of Business Combination
We accounted for the September 1, 2021 Business Combination as a reverse recapitalization whereby Old Offerpad was determined as the accounting acquirer and Supernova as the accounting acquiree. This determination was primarily based on:

•	former Offerpad stockholders having the largest voting interest in Offerpad Solutions;

•	the board of directors of Offerpad Solutions having 7 members, and Offerpad’s former stockholders having the ability to nominate the majority of the members of the board of directors;

•	Offerpad management continuing to hold executive management roles for the post-combination company and being responsible for the day-to-day operations;

•	the post-combination company assuming the Offerpad name;

•	Offerpad Solutions maintaining the pre-existing Offerpad headquarters; and

•	the intended strategy of Offerpad Solutions being a continuation of Offerpad’s strategy.
Accordingly, the Business Combination was treated as the equivalent of Old Offerpad issuing stock for the net assets of Supernova, accompanied by a recapitalization. The net assets of Supernova are stated at historical cost, with no goodwill or other intangible assets recorded.
While Supernova was the legal acquirer in the Business Combination, because Old Offerpad was determined as the accounting acquirer, the historical financial statements of Old Offerpad became the historical financial statements of the combined company, upon the consummation of the Business Combination. As a result, the financial statements included in the accompanying consolidated financial statements reflect (i) the historical operating results of Old Offerpad prior to the Business Combination; (ii) the combined results of the Company and Old Offerpad following the closing of the Business Combination; (iii) the assets and liabilities of Old Offerpad at their historical cost; and (iv) the Company’s equity structure for all periods presented.
In connection with the Business Combination transaction, we have converted the equity structure for the periods prior to the Business Combination to reflect the number of shares of the Company’s common stock issued to Old Offerpad’s stockholders in connection with the recapitalization transaction. As such, the shares, corresponding capital amounts and earnings per share, as applicable, related to Old Offerpad convertible preferred stock and common stock prior to the Business Combination have been retroactively converted by applying the exchange ratio established in the Business Combination.

Basis of Presentation and Financial Statements
Basis of Presentation and Financial Statements
The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).

Use of Estimates
Use of Estimates
The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements. Significant estimates include those related to the net realizable value of inventory and warrant liabilities, among others. Actual results could differ from those estimates.

Principles of Consolidation
Principles of Consolidation
The Company’s consolidated financial statements include the assets, liabilities, revenues and expenses of the Company, its wholly owned operating subsidiaries and variable interest entities where the Company is the primary beneficiary. All intercompany accounts and transactions have been eliminated in consolidation.

Segment Reporting
Segment Reporting
Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing operating performance. Under the provisions of ASC 280, Segment Reporting, the Company is not organized around specific services or geographic regions. The Company operates in one service line, providing a home buying and selling platform.
We determined that our Chief Executive Officer is the Chief Operating Decision Maker and he uses financial information, business prospects, competitive factors, operating results and other
non-U.S.
GAAP financial ratios to evaluate our performance, which is the same basis on which our results and performance are communicated to our Board of Directors. Based on the information described above and in accordance with the applicable literature, management has concluded that we are organized and operated as one operating and reportable segment on a consolidated basis for each of the periods presented.

JOBS Act Accounting Election
JOBS Act Accounting Election
Prior to December 31, 2021, the Company was an emerging growth company under the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and as a result, was eligible to take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies. The Company elected to take advantage of the extended transition period for adopting new or revised accounting standards that have different effective dates for public and private companies until such time as those standards apply to private companies. However, the Company no longer qualifies as an emerging growth company as of December 31, 2021. Therefore, the Company is no longer able to take advantage of the extended transition period for adopting new or revised accounting standards.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash includes demand deposits with banks and financial institutions. Cash equivalents include only investments with initial maturities of three months or less that are highly liquid and readily convertible to known amounts of cash.

Restricted Cash
Restricted Cash
Restricted cash consists of cash received from the resale of homes that is specifically designated to repay borrowings under one of the Company’s secured credit facilities and is typically released within a few days of the home sale.

Concentration of Credit Risk
Concentrations of Credit Risk
Financial instruments that are potentially subject to concentrations of credit risk are primarily cash and cash equivalents. Cash and cash equivalents are placed with major financial institutions deemed to be of high-credit-quality in order to limit credit exposure. Cash is regularly maintained in excess of federally insured limits at the financial institutions. Management believes that the Company is not exposed to any significant credit risk related to cash deposits.

Accounts Receivable
Accounts Receivable
Accounts receivable are generated through the sale of a home and generally results in a one-
or
two-day
delay in receiving cash from the title company. Accounts receivable are stated at the amount management expects to collect from outstanding balances. Most of the Company’s transactions are processed through escrow and therefore, collectability is reasonably assured. The Company reviews accounts receivable on a regular basis and estimates an amount of losses for uncollectible accounts based on its historical collections, age of the receivable, and any other known conditions that may affect collectability.

Inventory
Inventory
Inventory consists of acquired homes and are stated at the lower of cost or net realizable value, with cost determined by the specific identification of each home. Costs include initial purchase costs and renovation costs, as well as holding costs and interest incurred during the renovation period, prior to the listing date. Selling costs, including commissions and holding costs incurred after listing date, are expensed as incurred and included in sales, marketing and operating expenses.
The Company reviews inventory for impairment on a quarterly basis, or more frequently if events or changes in circumstances indicate that the carrying value of inventory may not be recoverable. The Company reviews inventory for indicators that net realizable value is lower than cost. When evidence exists that the net realizable value of inventory is lower than its cost, the difference is recognized as impairment in cost of revenue and the related inventory is adjusted to its net realizable value. For homes under contract to sell, if the carrying value exceeds the contract price less expected selling costs, the carrying value of these homes are adjusted to the contract price less expected selling costs. For all other homes, if the carrying value exceeds the expected sale price less expected selling costs, the carrying value of these homes are adjusted to the expected sale price less expected selling costs. Changes in the Company’s pricing assumptions may lead to a change in the outcome of the Company’s impairment analysis, and actual results may also differ from the Company’s assumptions. The Company recorded inventory impairments of $2.8 million, $3.2 million and $3.0 million during the years ended December 31, 2021, 2020 and 2019, respectively.
Inventory is classified into three categories: Homes preparing for and under renovation, homes listed for sale, and homes under contract to sell.

Property and Equipment
Property and Equipment
Property and equipment is recorded at cost and primarily consist of rooftop solar panel systems installed on residential real estate. The Company depreciates its property and equipment for financial statement purposes using the straight-line method based on the estimated useful lives of the assets, which are as follows:

Property and Equipment Category	Estimated Useful Life
Rooftop solar panel systems	Thirty years
Properties held for use	Twenty-seven and a half years
Leasehold improvements	Lesser of estimated useful life or remaining lease term
Computers and equipment	Five years
Office equipment and furniture	Seven years
Software systems	Four to five years

Leases
Leases
The Company determines if an arrangement is or contains a lease at inception of the arrangement. For leases with terms greater than 12 months, the Company records the related operating or finance right-of-use
asset and lease liability at the present value of the future lease payments over the lease term at the lease commencement date. The Company is generally not able to readily determine the implicit rate in its lease arrangements, and therefore, uses its incremental borrowing rate at lease commencement to determine the present value of lease payments. The incremental borrowing rate represents the Company’s estimate of the interest rate the Company would incur at lease commencement to borrow an amount similar to the lease payments on a collateralized basis over the term of a lease. Renewal and early termination options are not included in the measurement of the right-of-use
asset and lease liability unless the Company is reasonably certain to exercise the option. Additionally, certain leases contain lease incentives, such as construction allowances from landlords. These incentives reduce the right-of-use
asset related to the lease.
Certain of the Company’s leases contain rent escalations over the lease term. The Company recognizes expense for operating leases on a straight-line basis over the lease term. Certain of the Company’s lease agreements also contain variable lease payments for common area maintenance, utility, and taxes. The Company has elected the practical expedient to combine lease and non-lease
components for all asset categories. Therefore, the lease payments used to measure the lease liability for these leases include fixed minimum rentals along with non-lease
component charges. The Company does not have significant residual value guarantees or restrictive covenants in its lease portfolio.
Operating lease assets and liabilities are included on the Company’s Consolidated Balance Sheet beginning on January 1, 2021 in
Other
non-current
assets
,
Accrued and other current liabilities
, and
Other long-term liabilities
.

Long-Lived Asset Impairments
Long-Lived Asset Impairments
Long-lived assets, including property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment loss is recognized to the extent the carrying amount of the underlying asset exceeds its fair value.
The Company recognized no impairment charges on property and equipment during the years ended December 31, 2021, 2020 and 2019.

Accrued Liabilities	Accrued Liabilities Accrued liabilities include accrued salaries and wages, home renovation, interest, advertising, and other expenses.
Warrant Liabilities
Warrant Liabilities
The Company evaluates its financial instruments, including its outstanding warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. The Company has outstanding public and private warrants, both of which do not meet the criteria for equity classification and are accounted for as liabilities. Accordingly, the Company recognizes the warrants as liabilities at fair value and adjusts the warrants to fair value at each reporting period. The warrant liabilities are subject to re-measurement
at each balance sheet date until exercised or expired, and any change in fair value is recognized in the Company’s consolidated statements of operations.
The fair value of the public warrants is estimated based on the quoted market price of such warrants. The fair value of the private warrants is estimated using the Black-Scholes-Merton option-pricing model.

Revenue Recognition
Revenue Recognition
Revenue is recognized when (or as) performance obligations are satisfied by transferring control of the promised products or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those products or services. The Company applies the following steps in determining the timing and amount of revenue to recognize: (1) identify the contract with our customer; (2) identify the performance obligation(s) in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract, if applicable; and (5) recognize revenue when (or as) the performance obligation is satisfied.
Revenue from the sale of homes is derived from the resale of homes on the open market. Home sales revenue is recognized at the time of the closing when title to and possession of the property are transferred to the buyer. The amount of revenue recognized for each home sale is equal to the sale price of the home net of resale concessions and credits to the buyer.

Cost of Revenue
Cost of Revenue
Cost of revenue includes the initial purchase costs, renovation costs, holding costs and interest incurred during the renovation period, prior to listing date and real estate inventory valuation adjustments, if any. These costs are accumulated in real estate inventory up until the home is ready for resale, and then charged to cost of revenue under the specific identification method when the property is sold.

Sales, Marketing and Operating
Sales, Marketing and Operating
Sales, marketing and operating expenses consist of real estate agent commissions, advertising, and holding costs on homes incurred during the period that homes are listed for sale, which includes utilities, taxes, maintenance, and other costs. Sales, marketing and operating expense includes any headcount expenses in support of sales, marketing, and real estate inventory operations such as salaries, benefits, and stock-based compensation. Sales, marketing and operating expenses are charged to operations as incurred. The Company incurred advertising expenses of $45.3 million, $11.5 million and $17.3 million during the years ended December 31, 2021, 2020 and 2019, respectively.

Technology and Development
Technology and Development
Technology and development expenses consist of headcount expenses, including salaries, benefits and stock-based compensation expense for employees and contractors engaged in the design, development, and testing of website applications and software development. Technology and development expenses are charged to operations as incurred.

Stock - Based Compensation
Stock-Based Compensation
Stock-based compensation awards consist of stock options and restricted stock units, and stock options represent the substantial majority of our stock-based compensation expense. The Company has historically issued stock options with exercise prices equal to the fair value of the underlying stock price. Prior to the completion of the Business Combination and listing of the Company’s common stock on the public stock exchange, the fair value of Old Offerpad common stock that underlies the stock options was determined based on then-current valuation estimates at the time of grant. Because such grants occurred prior to the public trading of the Company’s common stock, the fair value of Old Offerpad common stock was typically determined with assistance of periodic valuation analyses from an independent third-party valuation firm.
The Company uses the Black-Scholes-Merton option-pricing model to determine the fair value as of the grant date for option awards. The fair value of restricted stock unit awards is determined based on the closing price of the Company’s common stock on the grant date.
Compensation expense for all stock-based awards is recorded on a straight-line basis over the requisite service period of the awards, which is generally the award’s vesting period. These amounts are reduced by forfeitures as they occur.

Income Tax
Income Taxes
The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and deferred tax liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, the Company determines deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period when the new rate is enacted.
The Company records a valuation allowance to reduce deferred tax assets to the amount that it believes is more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning
strategies, carryback potential if permitted under the tax laws, and results of recent operations. If the Company determines that it would be able to realize its deferred tax assets in the future in excess of their net recorded amount, the Company would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.
The Company evaluates and accounts for uncertain tax positions using a two-step
approach. Recognition (step one) occurs when the Company concludes that a tax position, based solely on its technical merits, is more likely than not to be sustained upon examination. Measurement (step two) determines the amount of benefit that is greater than 50% likely to be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. Derecognition of a tax position that was previously recognized would occur when the Company subsequently determines that a tax position no longer meets the more likely than not threshold of being sustained.

Consolidation of Variable Interest Entities
Consolidation of Variable Interest Entities
The Company is a variable interest holder in certain entities in which equity investors at risk do not have the characteristics of a controlling financial interest or where the entity does not have enough equity at risk to finance its activities without additional subordinated financial support from other parties; these entities are VIEs. The Company’s variable interest arises from contractual, ownership or other monetary interest in the entity, which fluctuates based on the VIE’s economic performance. The Company consolidates a VIE if it is the primary beneficiary. The Company is the primary beneficiary if it has a controlling financial interest, which includes both the power to direct the activities that most significantly impact the economic performance of the VIE and a variable interest that obligates the Company to absorb losses or the right to receive benefits that potentially could be significant to the VIE. The Company assesses whether it is the primary beneficiary of a VIE on an ongoing basis.

Fair Value Measurement
Fair Value Measurements
The Company accounts for assets and liabilities in accordance with accounting standards that define fair value and establish a consistent framework for measuring fair value on either a recurring or a nonrecurring basis. Fair value is an exit price representing the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability.
Accounting standards include disclosure requirements relating to the fair values used for certain financial instruments and establish a fair value hierarchy. The hierarchy prioritizes valuation inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of three levels:
Level 1
—Quoted prices in active markets for identical assets or liabilities.
Level 2
—Assets or liabilities valued based on observable market data for similar instruments, such as quoted prices for similar assets or liabilities.
Level 3
—Unobservable inputs that are supported by little or no market activity; instruments valued based on the best available data, some of which is internally developed, and considers risk premiums that a market participant would require.

New Accounting Pronouncements
New Accounting Pronouncements Recently Adopted
In February 2016, the FASB issued ASU
No. 2016-02,
Leases (Topic 842) (“ASU
2016-02”),
which, together with subsequent amendments, supersedes the lease requirements in ASC 840, Leases. ASU
2016-02
and the
related amendments provide guidance requiring lessees to recognize a right-of-use
asset and a lease liability on the balance sheet for substantially all leases, with the exception of short-term leases. Leases are classified as either finance or operating, with classification affecting the pattern of expense recognition in the statements of operations.
Until December 31, 2021, the Company was an emerging growth company as defined by the JOBS Act and previously disclosed that these amendments would become effective for annual periods beginning after December 15, 2021. However, this ASU instead became effective for the Company in this prospectus for the fiscal year ended December 31, 2021, with an effective date of January 1, 2021, as the Company no longer qualifies as an emerging growth company as of December 31, 2021.
As a result, the Company adopted ASU
2016-02
effective January 1, 2021 using the modified retrospective transition method, with comparative periods continuing to be reported under ASC 840 as it was the accounting standard in effect for such periods. In the adoption of ASU
2016-02,
the Company carried forward the assessment from ASC 840 of whether its contracts contain or are leases, the classification of its leases, and remaining lease terms. The Company did not elect the hindsight practical expedient upon adoption of the new standard.
The most significant impact resulting from the adoption of this new standard was the recognition of $4.4 million of operating lease right-of-use
assets and $4.8 million of operating lease liabilities as of the adoption date. The difference between the right-of-use
assets and lease liabilities on the accompanying consolidated balance sheet is primarily due to the accrual for lease payments as a result of straight-line lease expense and unamortized tenant incentive liability balances. The Company did not have any impact to opening retained earnings as a result of the adoption of the guidance. Further, the adoption of this new guidance did not have a material impact on the Company’s results of operations or cash flows. Refer to
Note 6, Leases
, for further details.
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU
2016-13”),
which, together with subsequent amendments, changes the methodology for measuring credit losses on financial instruments and the timing of when such losses are recorded. The Company adopted ASU
2016-13
during 2021 and the adoption of this ASU did not have a material impact to the Company’s consolidated financial statements.
In December 2019, the FASB issued ASU
No. 2019-12,
Simplifying the Accounting for Income Taxes (Topic 740) (“ASU
2019-12”).
ASU
2019-12
eliminates certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It also clarifies and simplifies other aspects of the accounting for income taxes. The guidance is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal year. The Company adopted this ASU as of January 1, 2021 and the adoption of this ASU did not have a material impact to the Company’s consolidated financial statements given that the Company has a full valuation allowance and the scenarios for which the guidance offer simplification are not significant for the Company.
New Accounting Pronouncements Recently Issued Not Yet Adopted
In March 2020, the FASB issued ASU
No. 2020-04,
Reference Rate Reform (Topic 848) (“ASU
2020-04”),
which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships and other transactions that reference the London Inter Bank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued because of reference rate reform. This guidance is optional for a limited period of time to ease the potential burden in accounting for, or recognizing the effects of, reference rate reform on financial reporting. This guidance is effective from March 12, 2020 through December 31, 2022. Entities may elect to adopt the amendments for contract modifications as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020, or prospectively from a date within an interim period that includes or is subsequent to March 12, 2020, up to the date that the financial statements are available to be issued. The Company may elect to take advantage of this optional guidance in its transition away from LIBOR within certain debt contracts. While the goal of the reference rate reform transition is for it to be economically neutral to entities, the Company is currently evaluating the effect that the new guidance will have on its consolidated financial statements and disclosures.